UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22870

Investment Company Act file number:

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 16.1%
Australia - 0.0%
Multiperil - 0.0%
RW0005 (L1-1)
77.738%, 08/03/2017 (a)(b)(c)(d)(e) (Cost: $4,168,192; Acquisition Date: 06/14/2016)	AUD	5,600,000	$—

China - 0.1%
Earthquake - 0.1%
Panda Re 2015-1
4.050%, 06/30/2018 (a)(b)(f) (Cost: $2,935,000; Acquisition Date: 06/26/2015)		$2,935,000	2,938,417

Global - 7.8%
Earthquake - 0.1%
IBRD CAR 113-Class A
5.739%, 08/11/2020 (a)(b)(f) (Cost: $3,386,000; Acquisition Date: 07/24/2017)		3,386,000	3,386,000

Mortality/Longevity - 0.6%
Chesterfield 2014-1
4.500%, 12/15/2034 (f) (Cost: $3,786,588; Acquisition Date: 12/11/2014)		3,786,588	3,775,986
IBRD CAR 111-Class A
7.957%, 07/15/2020 (a)(b)(f) (Cost: $6,292,000; Acquisition Date: 06/28/2017)		6,292,000	6,299,550
IBRD CAR 112-Class B
12.733%, 07/15/2020 (a)(b)(f) (Cost: $629,000; Acquisition Date: 06/28/2017)		629,000	630,258
Vitality Re VI Class B
3.177%, 01/08/2018 (a)(b)(f)(g) (Cost: $19,000,000; Acquisition Date: 01/21/2015)		19,000,000	19,012,350

			29,718,144

Multiperil - 6.2%
Atlas IX 2015-1
8.964%, 01/07/2019 (a)(b)(f) (Cost: $10,105,097; Original Acquisition Date: 02/05/2015)		10,081,000	10,240,784
Atlas IX 2016-1
8.529%, 01/08/2020 (a)(b)(f) (Cost: $20,920,452; Original Acquisition Date: 02/15/2017)		19,802,000	20,720,813
Galilei Re 2017-1 Class A-2
14.395%, 01/08/2021 (a)(b)(f) (Cost: $5,250,000; Acquisition Date: 12/21/2016)		5,250,000	5,267,850
Galilei Re 2017-1 Class C-2
7.395%, 01/08/2021 (a)(b)(f) (Cost: $16,000,000; Acquisition Date: 12/21/2016)		16,000,000	16,200,000
Galilei Re 2017-1 Class D-2
6.395%, 01/08/2021 (a)(b)(f) (Cost: $8,000,000; Acquisition Date: 12/21/2016)		8,000,000	8,082,000
Galileo Re 2015-1 Class A
14.577%, 01/08/2018 (a)(b)(f) (Cost: $26,216,293; Original Acquisition Date: 01/29/2015)		26,123,000	26,203,981
Galileo Re 2016-1 Class A
14.317%, 01/08/2019 (a)(b)(f) (Cost: $4,382,000; Acquisition Date: 01/20/2016)		4,382,000	4,405,444
Galileo Re 2016-1 Class B
9.797%, 01/08/2019 (a)(b)(f) (Cost: $4,382,000; Acquisition Date: 01/20/2016)		4,382,000	4,416,399
Galileo Re 2016-1 Class C
7.797%, 01/08/2019 (a)(b)(f) (Cost: $4,383,000; Acquisition Date: 01/20/2016)		4,383,000	4,405,792
Kilimanjaro Re 2014-1 Class B
5.577%, 04/30/2018 (a)(b)(f) (Cost: $14,504,000; Acquisition Date: 04/17/2014)		14,504,000	14,524,306
Kilimanjaro Re 2015-1 Class E
7.827%, 12/06/2019 (a)(b)(f) (Cost: $2,995,679; Acquisition Date: 05/06/2016)		2,966,000	3,008,265
Kilimanjaro Re II 2017-1 Class A-1
11.148%, 04/20/2021 (a)(b)(f) (Cost: $13,834,000; Acquisition Date: 04/06/2017)		13,834,000	14,085,779
Kilimanjaro Re II 2017-1 Class B-1
8.648%, 04/20/2021 (a)(b)(f) (Cost: $27,678,479; Original Acquisition Date: 04/06/2017)		27,591,000	28,053,149
Kilimanjaro Re II 2017-1 Class C-1
7.148%, 04/20/2021 (a)(b)(f) (Cost: $21,372,084; Original Acquisition Date: 04/06/2017)		21,304,000	21,665,103
Kilimanjaro Re II 2017-2 Class A-2
11.168%, 04/21/2022 (a)(b)(f) (Cost: $5,929,000; Acquisition Date: 04/06/2017)		5,929,000	6,036,018
Kilimanjaro Re II 2017-2 Class B-2
8.668%, 04/21/2022 (a)(b)(f) (Cost: $8,893,000; Acquisition Date: 04/06/2017)		8,893,000	9,038,845
Kilimanjaro Re II 2017-2 Class C-2
7.168%, 04/21/2022 (a)(b)(f) (Cost: $6,640,000; Acquisition Date: 04/06/2017)		6,640,000	6,756,532
Loma Re 2013-1 Class A
8.240%, 01/08/2018 (a)(b)(f) (Cost: $335,000; Acquisition Date: 12/20/2013)		335,000	333,157
Loma Re 2013-1 Class B
13.397%, 01/08/2018 (a)(b)(f) (Cost: $1,005,000; Acquisition Date: 12/20/2013)		1,005,000	995,854
Loma Re 2013-1 Class C
18.367%, 01/08/2018 (a)(b)(f) (Cost: $1,739,000; Acquisition Date: 12/20/2013)		1,739,000	1,715,697
Queen Street XII
6.523%, 01/08/2020 (a)(b)(f) (Cost: $6,537,000; Acquisition Date: 05/13/2016)		6,537,000	6,589,623
Resilience Re Series 1642B
11.070%, 04/07/2019 (a)(b)(d)(f) (Cost: $13,151; Acquisition Date: 04/07/2016)		29,589,000	636,164
Resilience Re Series 1711A
8.253%, 01/08/2018 (a)(b)(c)(d)(e) (Cost: $23,449,121; Acquisition Date: 02/06/2017)		25,000,000	24,061,213
Resilience Re Series 1741A

	PRINCIPAL AMOUNT		FAIR VALUE
10.962%, 04/06/2018 (a)(b)(c)(d)(e) (Cost: $69,425,714; Acquisition Date: 04/10/2017)		75,000,000	69,517,993

			306,960,761

Other - 0.8%
Horse Capital I DAC Class A
4.000%, 06/15/2020 (a)(b)(f) (Cost: $6,052,186; Acquisition Date: 12/14/2016)	EUR	5,750,000	6,840,862
Horse Capital I DAC Class B
6.250%, 06/15/2020 (a)(b)(f) (Cost: $4,736,493; Acquisition Date: 12/14/2016)		4,500,000	5,344,396
Horse Capital I DAC Class C
12.000%, 06/15/2020 (a)(b)(f) (Cost: $15,788,310; Acquisition Date: 12/14/2016)		15,000,000	17,781,803
Operational Re
5.500%, 04/08/2021 (a)(f) (Cost: $10,043,897; Acquisition Date: 05/19/2016)	CHF	9,953,000	10,414,830

			40,381,891

Windstorm - 0.1%
IBRD CAR 114-Class B
10.547%, 12/20/2019 (a)(b)(f) (Cost: $2,116,000; Acquisition Date: 07/24/2017)		$2,116,000	2,116,000
IBRD CAR 115-Class C
7.147%, 05/19/2020 (a)(b)(f) (Cost: $1,481,000; Acquisition Date: 07/24/2017)		1,481,000	1,481,000
Queen Street X
6.827%, 06/08/2018 (a)(b)(f) (Cost: $1,721,000; Acquisition Date: 03/25/2015)		1,721,000	1,718,677

			5,315,677

			385,762,473

Japan - 0.3%
Earthquake - 0.3%
Kizuna Re II 2014-1 Class A
3.327%, 04/06/2018 (a)(b)(f)(g) (Cost: $2,502,358; Acquisition Date: 01/28/2015)		2,500,000	2,505,375
Nakama Re 2014-1 Class 2
3.577%, 04/13/2018 (a)(b)(f)(g) (Cost: $1,502,928; Acquisition Date: 01/12/2015)		1,500,000	1,501,950
Nakama Re 2014-2 Class 1
3.202%, 01/16/2019 (a)(b)(f)(g) (Cost: $1,000,977; Acquisition Date: 01/15/2015)		1,000,000	1,003,100
Nakama Re 2016-1 Class 2
4.296%, 10/13/2021 (a)(b)(f) (Cost: $10,170,000; Acquisition Date: 09/21/2016)		10,170,000	10,443,065

			15,453,490

Windstorm (h) - 0.0%
Aozora Re 2016-1 A
3.488%, 04/07/2020 (a)(b)(f)(g) (Cost: $2,101,000; Acquisition Date: 03/23/2016)		2,101,000	2,130,834

			17,584,324

United States - 7.9%
Earthquake - 0.9%
Golden State Re II 2014-1 Class A
3.277%, 01/08/2019 (a)(b)(f)(g) (Cost: $5,400,000; Acquisition Date: 09/10/2014)		5,400,000	5,381,910
Kilimanjaro Re 2014-2 Class C
4.827%, 11/25/2019 (a)(b)(f) (Cost: $2,154,899; Acquisition Date: 07/20/2017)		2,114,000	2,150,466
Merna Re 2015-1 Class A
3.077%, 04/09/2018 (a)(b)(f)(g) (Cost: $2,522,000; Acquisition Date: 03/16/2015)		2,522,000	2,520,487
Merna Re 2016-1 Class A
3.327%, 04/08/2019 (a)(b)(f)(g) (Cost: $2,119,000; Acquisition Date: 03/24/2016)		2,119,000	2,126,734
Merna Re 2017-1 Class A
3.077%, 04/08/2020 (a)(b)(f) (Cost: $2,750,000; Acquisition Date: 03/22/2017)		2,750,000	2,752,200
Ursa Re 2015-1 Class B
5.000%, 09/21/2018 (a)(b)(f)(g) (Cost: $15,000,000; Acquisition Date: 09/10/2015)		15,000,000	15,200,250
Ursa Re 2016-1 Class A
4.000%, 12/10/2019 (a)(b)(f) (Cost: $10,600,849; Original Acquisition Date: 11/21/2016)		10,541,000	10,578,948
Ursa Re 2017-1 Class B
3.500%, 05/27/2020 (a)(b)(f) (Cost: $2,517,000; Acquisition Date: 05/10/2017)		2,517,000	2,520,524
Ursa Re 2017-1 Class E
6.000%, 06/27/2020 (a)(b)(f) (Cost: $4,163,000; Acquisition Date: 05/10/2017)		4,163,000	4,170,285

			47,401,804

Multiperil - 4.8%
Blue Halo Re 2016-2 Class C
9.327%, 07/26/2019 (a)(b)(f) (Cost: $22,282,429; Original Acquisition Date: 03/30/2017)		21,564,000	22,088,005
Buffalo Re 2017-1 Class A
4.348%, 04/07/2020 (a)(b)(f) (Cost: $2,000,000; Acquisition Date: 03/07/2017)		2,000,000	2,005,700
Buffalo Re 2017-1 Class B
7.848%, 04/07/2020 (a)(b)(f) (Cost: $3,000,000; Acquisition Date: 03/07/2017)		3,000,000	2,982,600
Caelus Re IV 2016-1
6.567%, 03/06/2020 (a)(b)(f) (Cost: $20,623,076; Original Acquisition Date: 02/23/2016)		20,605,000	21,568,284
Caelus Re V 2017-1 Class B
5.577%, 06/05/2024 (a)(b)(f) (Cost: $4,953,000; Acquisition Date: 04/27/2017)		4,953,000	4,989,652
Caelus Re V 2017-1 Class C
7.577%, 06/05/2024 (a)(b)(f) (Cost: $3,170,000; Acquisition Date: 04/27/2017)		3,170,000	3,180,144
Caelus Re V 2017-1 Class D
10.327%, 06/05/2024 (a)(b)(f) (Cost: $3,170,000; Acquisition Date: 04/27/2017)		3,170,000	3,176,340
East Lane Re VI 2014-1 Class A
3.727%, 03/14/2018 (a)(b)(f)(g) (Cost: $14,443,000; Acquisition Date: 03/03/2014)		14,443,000	14,458,887
East Lane Re VI 2015-1 Class A
4.467%, 03/13/2020 (a)(b)(f)(g) (Cost: $13,213,000; Acquisition Date: 03/02/2015)		13,213,000	13,322,668
Espada Re 2016-1 Class 20
5.490%, 06/06/2020 (a)(b)(f) (Cost: $3,215,000; Acquisition Date: 02/12/2016)		3,215,000	3,207,284
Fortius Re 2017-1
5.205%, 07/07/2024 (a)(b)(f) (Cost: $740,000; Acquisition Date: 07/14/2017)		740,000	740,962

	PRINCIPAL AMOUNT	FAIR VALUE
Northshore Re II 2017-1 Class A
8.327%, 07/06/2020 (a)(b)(f) (Cost: $14,288,000; Acquisition Date: 06/26/2017)	14,288,000	14,320,863
PennUnion Re 2015-1
5.577%, 12/07/2018 (a)(b)(f) (Cost: $4,671,000; Acquisition Date: 10/05/2015)	4,671,000	4,680,575
Residential Re 2013-II Class 4
21.077%, 12/06/2017 (a)(b)(f) (Cost: $3,980,161; Original Acquisition Date: 05/03/2016)	3,977,000	3,969,444
Residential Re 2014-I Class 10
16.057%, 06/06/2018 (a)(b)(f) (Cost: $10,338,000; Acquisition Date: 05/22/2014)	10,338,000	10,484,283
Residential Re 2014-I Class 13
4.637%, 06/06/2018 (a)(b)(f) (Cost: $2,859,000; Acquisition Date: 05/22/2014)	2,859,000	2,868,435
Residential Re 2015-I Class 10
12.047%, 06/06/2019 (a)(b)(f) (Cost: $8,197,000; Acquisition Date: 05/21/2015)	8,197,000	8,350,694
Residential Re 2015-I Class 11
7.017%, 06/06/2019 (a)(b)(f) (Cost: $8,915,000; Acquisition Date: 05/21/2015)	8,915,000	9,079,482
Residential Re 2016-I Class 10
12.627%, 06/06/2023 (a)(b)(f) (Cost: $4,609,000; Acquisition Date: 04/28/2016)	4,609,000	4,693,575
Residential Re 2016-I Class 11
5.807%, 06/06/2023 (a)(b)(f) (Cost: $5,926,000; Acquisition Date: 04/28/2016)	5,926,000	5,903,481
Residential Re 2016-II Class 3
6.447%, 12/06/2020 (a)(b)(f) (Cost: $1,500,000; Acquisition Date: 11/03/2016)	1,500,000	1,493,550
Residential Re 2016-II Class 4
5.007%, 12/06/2020 (a)(b)(f) (Cost: $1,250,000; Acquisition Date: 11/03/2016)	1,250,000	1,236,750
Residential Re 2017-I Class 11
5.827%, 06/06/2021 (a)(b)(f) (Cost: $6,731,000; Acquisition Date: 04/19/2017)	6,731,000	6,726,288
Riverfront Re 2017-1 Class A
5.577%, 01/15/2021 (a)(b)(f) (Cost: $5,603,000; Acquisition Date: 05/23/2017)	5,603,000	5,599,638
Sanders Re 2014-1 Class D
4.857%, 05/28/2019 (a)(b)(f)(g) (Cost: $21,295,000; Acquisition Date: 05/07/2014)	21,295,000	21,431,288
Sanders Re 2017-2 Class A
4.523%, 06/05/2020 (a)(b)(f) (Cost: $12,608,000; Acquisition Date: 05/24/2017)	12,608,000	12,589,718
Skyline Re 2017-1 Class 2
13.077%, 01/06/2022 (a)(b)(f) (Cost: $8,000,000; Acquisition Date: 02/02/2017)	8,000,000	6,989,934
Spectrum Capital Ltd. 2017-1 A
6.974%, 06/08/2021 (a)(b)(f) (Cost: $8,343,000; Acquisition Date: 06/13/2017)	8,343,000	8,386,384
Spectrum Capital Ltd. 2017-1 B
4.627%, 06/08/2021 (a)(b)(f) (Cost: $12,097,000; Acquisition Date: 06/13/2017)	12,097,000	12,135,105
Torrey Pines Re 2017-1 Class B
4.815%, 06/09/2025 (a)(b)(f) (Cost: $2,377,000; Acquisition Date: 04/27/2017)	2,377,000	2,379,615
Torrey Pines Re 2017-1 Class C
7.315%, 06/09/2024 (a)(b)(f) (Cost: $1,783,000; Acquisition Date: 04/27/2017)	1,783,000	1,781,841

		236,821,469

Windstorm - 2.2%
Alamo Re 2015-1 Class A
5.887%, 06/07/2018 (a)(b)(f)(g) (Cost: $5,324,771; Original Acquisition Date: 05/06/2015)	5,268,000	5,362,824
Alamo Re 2015-1 Class B
5.477%, 06/07/2018 (a)(b)(f)(g) (Cost: $1,061,450; Original Acquisition Date: 05/06/2015)	1,059,000	1,092,200
Alamo Re 2017-1 Class A
4.827%, 06/08/2020 (a)(b)(f) (Cost: $12,807,000; Acquisition Date: 05/23/2017)	12,807,000	12,961,324
Bonanza Re 2016-1 Class A
4.865%, 12/31/2019 (a)(b)(f) (Cost: $1,522,000; Acquisition Date: 11/28/2016)	1,522,000	1,515,075
Bonanza Re 2016-1 Class B
6.115%, 12/31/2019 (a)(b)(f) (Cost: $2,054,000; Acquisition Date: 11/28/2016)	2,054,000	2,035,206
Citrus Re 2015-1 Class A
6.217%, 04/09/2018 (a)(b)(f) (Cost: $8,501,000; Acquisition Date: 04/01/2015)	8,501,000	8,569,433
Citrus Re 2015-1 Class B
8.037%, 04/09/2018 (a)(b)(f) (Cost: $17,253,000; Acquisition Date: 04/01/2015)	17,253,000	17,369,458
Citrus Re 2015-1 Class C
10.107%, 04/09/2018 (a)(b)(f) (Cost: $5,319,000; Acquisition Date: 04/01/2015)	5,319,000	5,309,692
Citrus Re 2016-1 Class D-50
8.577%, 02/25/2019 (a)(b)(f)(g) (Cost: $10,257,000; Acquisition Date: 02/19/2016)	10,257,000	10,447,267
Citrus Re 2016-1 Class E-50
11.577%, 02/25/2019 (a)(b)(f) (Cost: $8,548,000; Acquisition Date: 02/19/2016)	8,548,000	8,634,762
Citrus Re 2017-1 Class A
7.076%, 03/18/2020 (a)(b)(f) (Cost: $4,500,000; Acquisition Date: 03/06/2017)	4,500,000	4,518,675
Cranberry Re 2015-1 Class A
4.977%, 07/06/2018 (a)(b)(f)(g) (Cost: $5,044,000; Acquisition Date: 04/23/2015)	5,044,000	5,101,249
Everglades Re II 2017-1 Class A
6.077%, 05/08/2023 (a)(b)(f) (Cost: $7,925,000; Acquisition Date: 04/27/2017)	7,925,000	8,064,084
Gator Re 2014-1 Class A
0.500%, 09/09/2017 (a)(b)(f) (Cost: $2,401,700; Acquisition Date: 03/04/2014)	2,401,700	—
Kilimanjaro Re 2014-1 Class A
5.827%, 04/30/2018 (a)(b)(f) (Cost: $9,740,000; Acquisition Date: 04/17/2014)	9,740,000	9,743,896
Manatee Re 2015-1 Class A
6.377%, 12/22/2017 (a)(b)(f) (Cost: $4,571,000; Acquisition Date: 03/23/2015)	4,571,000	4,557,744
Manatee Re 2016-1 Class A
5.750%, 03/13/2019 (a)(b)(f) (Cost: $1,444,000; Acquisition Date: 03/02/2016)	1,444,000	1,430,860
Manatee Re 2016-1 Class C
17.260%, 03/14/2022 (a)(b)(f) (Cost: $2,165,000; Acquisition Date: 03/02/2016)	2,165,000	2,140,752

		108,854,501

		393,077,774

	PRINCIPAL AMOUNT	FAIR VALUE
TOTAL EVENT LINKED BONDS (Cost $797,246,334)		799,362,988

PARTICIPATION NOTES - 8.7%
Global - 8.7%
Multiperil - 8.7%
Eden Re II 2016-1 Class B
04/23/2019 (a)(e)(f) (Cost: $141,309; Acquisition Date: 03/30/2016)	141,302	9,903,847
Eden Re II 2017-1 Class A
03/22/2021 (a)(e)(f)(i) (Cost: $15,053,118; Original Acquisition Date: 02/01/2017)	15,000,000	15,662,535
Eden Re II 2017-1 Class B
03/22/2021 (a)(e)(f)(i) (Cost: $90,000,000; Acquisition Date: 12/27/2016)	90,000,000	93,994,917
Sector Re V Series 6 Class A
03/01/2021 (a)(c) (Cost: $514; Acquisition Date: 04/25/2016)	514	18,844
Sector Re V Series 6 Class B
03/01/2021 (a)(c) (Cost: $8,720; Acquisition Date: 04/28/2016)	8,720	441,509
Sector Re V Series 6 Class F
03/01/2021 (a)(c) (Cost: $92,224; Acquisition Date: 04/25/2016)	92,224	1,392,647
Sector Re V Series 6 Class G
03/01/2021 (a)(c) (Cost: $142,985; Acquisition Date: 04/28/2016)	142,985	11,096,580
Sector Re V Series 7 Class A
03/01/2022 (a)(c)(i) (Cost: $10,901,382; Acquisition Date: 04/24/2017)	10,901,382	11,146,663
Sector Re V Series 7 Class B
03/01/2022 (a)(c)(i) (Cost: $2,599,131; Acquisition Date: 04/27/2017)	2,599,131	2,657,612
Sector Re V Series 7 Class F
03/01/2021 (a)(c)(i) (Cost: $34,935,055; Acquisition Date: 04/24/2017)	34,935,055	35,462,574
Sector Re V Series 7 Class G
03/01/2022 (a)(c)(i) (Cost: $99,693,055; Acquisition Date: 04/27/2017)	99,693,055	101,198,420
Silverton Re 2015-1
09/18/2017 (a)(c)(e)(j) (Cost: $0; Acquisition Date: 12/18/2014)	—	391
Silverton Re 2016-1
09/17/2018 (a)(c)(e) (Cost: $402,500; Acquisition Date: 12/18/2015)	140,000	1,405,570
Silverton Re 2017-1
09/16/2019 (a)(c)(e)(i) (Cost: $37,650,000; Acquisition Date: 12/15/2016)	37,500,000	40,328,788
Versutus 2017 A-5
12/31/2019 (a)(c)(e)(i) (Cost: $25,000,000; Acquisition Date: 12/28/2016)	25,000,000	26,237,441
Williamsburg (Horseshoe Re)
12/31/2018 (a)(c)(e)(i) (Cost: $74,892,000; Acquisition Date: 12/15/2016)	74,834,000	78,936,884

TOTAL PARTICIPATION NOTES (Cost $391,511,993)		429,885,222

	SHARES	FAIR VALUE
PREFERENCE SHARES - 64.9%
Global - 59.6%
Marine/Energy - 0.9%
Kauai (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $51,394,000; Acquisition Date: 01/07/2016)	51,394	46,122,231

Multiperil - 58.7%
Altair Re IV (a)(c)(e) (Cost: $0; Acquisition Date: 04/25/2016)	3,824	—
Altair Re V (a)(c)(e)(i) (Cost: $49,625,000; Original Acquisition Date: 12/20/2016)	50,000	52,157,581
Arenal (Artex Segregated Account Company) (a)(c)(e) (Cost: $80,793,023; Original Acquisition Date: 05/07/2015)	77,921	105,084,988
Axis Ventures Re Cell 0002 (a)(c)(e)(i) (Cost: $50,027,044; Original Acquisition Date: 08/29/2014)	1,271,508	50,217,663
Axis Ventures Re Cell 0003 (a)(c)(e)(i) (Cost: $6,873,052; Acquisition Date: 03/05/2015)	88,439	2,320,179
Axis Ventures Re Cell 0004 (a)(c)(e)(i) (Cost: $964,000; Acquisition Date: 07/02/2015)	9,640	1,120,362
Axis Ventures Re Cell 0005 (a)(c)(e)(i) (Cost: $10,609,100; Acquisition Date: 01/20/2016)	106,091	10,344,223
Axis Ventures Re Cell 0006 (a)(c)(e)(i) (Cost: $70,411,516; Original Acquisition Date: 06/28/2016)	686,085	80,369,577
Axis Ventures Re Cell 0007 (a)(c)(e)(i) (Cost: $250,000,000; Acquisition Date: 01/25/2017)	2,500,000	267,007,807
Biscayne (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $38,714,888; Original Acquisition Date: 04/30/2014)	38,655	47,449,009
Cardinal Re 2015-1 (a)(c)(e) (Cost: $82,493,681; Original Acquisition Date: 07/29/2015)	149	87,133,635
Carlsbad (Artex Segregated Account Company) (a)(c)(i) (Cost: $100; Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Artex Segregated Account Company) (a)(c)(e) (Cost: $67,243,236; Original Acquisition Date: 04/28/2014)	190,319	80,642,482
Cumberland (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $28,946,812; Original Acquisition Date: 04/10/2015)	27,997	29,732,784
Cypress (Horseshoe Re) (a)(c)(e)(i) (Cost: $50,055,500; Acquisition Date: 05/31/2017)	50,055,500	50,292,713
Denali (Artex Segregated Account Company) (a)(c)(e) (Cost: $63,579,339; Acquisition Date: 01/05/2015)	75,060	79,207,276
Emerald Lake (Artex Segregated Account Company) (a)(c)(e) (Cost: $169,654,567; Acquisition Date: 12/16/2015)	225,073	184,323,957
Florblanca (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $52,594,000; Acquisition Date: 12/29/2016)	52,594	54,703,852
Greenpoint (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $52,392,000; Acquisition Date: 06/28/2017)	52,392	52,814,608
Harambee Re 2017 (a)(c)(e)(i) (Cost: $4,259,886; Acquisition Date: 12/20/2016)	4,231,056	4,465,296
Hatteras (Artex Segregated Account Company) (a)(c)(e) (Cost: $70,338,613; Original Acquisition Date: 12/30/2014)	66,355	75,725,482
Hilo (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $5,155,976; Acquisition Date: 06/09/2015)	5,156	6,354,214
Hudson Alexander (Mt. Logan Re) (a)(c) (Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	40,520,368
Hudson Charles (Mt. Logan Re) (a)(c) (Cost: $33,802,339; Original Acquisition Date: 01/02/2014)	33,802	36,158,862
Hudson Charles 2 (Mt. Logan Re) (a)(c) (Cost: $33,965,500; Original Acquisition Date: 04/02/2014)	33,966	34,896,888
Hudson Charles 3 (Mt. Logan Re) (a)(c) (Cost: $14,650,000; Acquisition Date: 06/19/2014)	14,650	14,763,835
Hudson Paul (Mt. Logan Re) (a)(c) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	31,260,657
Hudson Paul 3 (Mt. Logan Re) (a)(c) (Cost: $37,500,000; Original Acquisition Date: 04/02/2014)	37,500	37,729,909
Huntington (Mt. Logan Re) (a)(c)(i) (Cost: $22,610,000; Acquisition Date: 08/23/2016)	22,610	22,688,945
Huntington 2 (Mt. Logan Re) (a)(c)(i) (Cost: $5,000,000; Acquisition Date: 04/03/2017)	5,000	4,938,235
Kona (Artex Segregated Account Company) (a)(c)(e) (Cost: $0; Acquisition Date: 07/23/2015)	5,873	165,323
Latigo (Artex Segregated Account Company) (a)(c)(e) (Cost: $88,823,064; Original Acquisition Date: 01/06/2014)	358	111,194,416
Leadville (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $22,019,000; Acquisition Date: 06/07/2016)	22,019	25,746,344
LRe 2015 (Lorenz Re Ltd.) (a)(c)(e) (Cost: $0; Acquisition Date: 03/31/2015)	1,663	502,303
LRe 2016 (Lorenz Re Ltd.) (a)(c)(e) (Cost: $0; Original Acquisition Date: 03/31/2016)	498,930	4,805,378

	SHARES	FAIR VALUE
LRe 2017 (Lorenz Re Ltd.) (a)(c)(e)(i) (Cost: $59,000,000; Original Acquisition Date: 03/23/2017)	590,000	60,569,826
Mackinac (Artex Segregated Account Company) (a)(c)(e) (Cost: $23,080,218; Original Acquisition Date: 02/05/2015)	23,338	30,967,006
Madison (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $39,415,000; Acquisition Date: 12/12/2016)	39,415	41,569,652
Malibu (Horseshoe Re) (a)(c)(e)(i) (Cost: $13,611,892; Acquisition Date: 11/08/2016)	13,611,892	13,797,640
Mohonk (Artex Segregated Account Company) (a)(c)(e) (Cost: $76,592,050; Original Acquisition Date: 12/24/2013)	102	81,722,313
Mojave (Mt. Logan Re) (a)(c) (Cost: $42,293,322; Original Acquisition Date: 12/30/2014)	42,293	44,848,620
Mojave 2 (Mt. Logan Re) (a)(c) (Cost: $28,195,548; Original Acquisition Date: 12/24/2015)	28,196	29,899,080
Mulholland (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $14,411,287; Original Acquisition Date: 12/26/2013)	114	22,991,018
Peregrine DRF (a)(c)(e)(i) (Cost: $59,061,425; Acquisition Date: 12/27/2016)	5,900,000	61,368,319
Peregrine LCA (a)(c)(e)(i) (Cost: $111,089,208; Original Acquisition Date: 12/27/2016)	11,100,000	117,748,733
Pranamar (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $52,598,097; Acquisition Date: 07/07/2016)	57,568	58,001,664
Rainier (Mt. Logan Re) (a)(c)(i) (Cost: $15,000,000; Acquisition Date: 01/07/2016)	15,000	15,527,838
Revelstroke (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $14,476,459; Original Acquisition Date: 01/28/2015)	15,350	17,642,729
Rondout (Artex Segregated Account Company) (a)(c)(e) (Cost: $121,560,999; Original Acquisition Date: 06/19/2014)	106,238	157,326,686
Skytop (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $7,918,913; Acquisition Date: 01/09/2014)	100	18,691,432
SR0001 (Horseshoe Re) (a)(c)(e) (Cost: $22,609,300; Original Acquisition Date: 07/10/2015)	1,757	22,874,755
SR0002 (Horseshoe Re) (a)(c)(e)(i) (Cost: $26,848,970; Acquisition Date: 12/30/2015)	29,041,250	32,629,616
St. Kevins (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $34,051,228; Original Acquisition Date: 12/29/2016)	33,582	35,358,340
Sugarloaf (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $10,088,000; Acquisition Date: 01/12/2016)	19,288	12,154,517
Sutton (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $34,587,676; Acquisition Date: 03/24/2017)	42,693	37,840,527
Tallgrass (Mt. Logan Re) (a)(c) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	37,969,594
Turing Re 2017-1 (a)(c)(e)(i) (Cost: $40,000,000; Acquisition Date: 05/23/2017)	400,000	40,615,898
Twin Lakes (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $63,029,000; Original Acquisition Date: 01/04/2016)	61,955	74,081,708
Yellowstone (Artex Segregated Account Company) (a)(c)(e)(i) (Cost: $2,078,580; Acquisition Date: 01/08/2014)	100	8,651,652
Yoho (Artex Segregated Account Company) (a)(c)(e) (Cost: $142,177,000; Original Acquisition Date: 05/17/2016)	138,605	143,670,891

		2,905,359,305

		2,951,481,536

United States - 5.3%
Agriculture - 0.4%
Demeter C 2016 (a)(c)(e)(i) (Cost: $30,000; Acquisition Date: 06/28/2016)	300	296,894
Hanalei (Artex Segregated Account Company) (a)(c)(e) (Cost: $21,790,000; Original Acquisition Date: 06/22/2015)	45,313	21,299,196

		21,596,090

Multiperil - 1.2%
Peregrine PIF (a)(c)(e)(i) (Cost: $35,690,003; Original Acquisition Date: 12/27/2016)	3,565,000	34,099,403
SR0005 (Horseshoe Re) (a)(c)(e) (Cost: $7,158,137; Acquisition Date: 04/15/2016)	7,158,137	7,344,535
Yosemite (Horseshoe Re) (a)(c)(e)(i) (Cost: $15,542,300; Acquisition Date: 07/11/2017)	155,423	15,605,027

		57,048,965

Windstorm - 3.7%
Fescue (Mt. Logan Re) (a)(c) (Cost: $50,000,000; Acquisition Date: 06/11/2015)	50,000	50,422,695
Fescue 2 (Mt. Logan Re) (a)(c) (Cost: $50,000,000; Acquisition Date: 03/30/2016)	50,000	50,819,925
Hermosa (Mt. Logan Re) (a)(c) (Cost: $50,000,000; Acquisition Date: 04/29/2016)	50,000	50,359,080
SR0006 (Horseshoe Re) (a)(c)(e)(i) (Cost: $33,125,588; Acquisition Date: 08/09/2016)	39,381,541	31,380,393

		182,982,093

		261,627,148

TOTAL PREFERENCE SHARES (Cost $2,939,105,436)		3,213,108,684

PRIVATE FUND UNITS - 4.9%
Global - 4.9%
Multiperil - 4.9%
Aeolus Property Catastrophe J16 Keystone Fund (a)(c)(e)(i) (Cost: $2,548,597; Acquisition Date: 01/21/2016)	2,549	2,974,290
Aeolus Property Catastrophe J17 Keystone Fund (a)(c)(e)(i) (Cost: $158,844,696; Original Acquisition Date: 12/14/2016)	158,845	164,843,930
Aeolus Property Catastrophe MY15 Keystone Fund (a)(c)(e) (Cost: $2,921,000; Acquisition Date: 06/01/2015)	2,921	2,992,367
Aeolus Property Catastrophe MY16 Keystone Fund (a)(c)(e)(i) (Cost: $15,172,592; Acquisition Date: 06/14/2016)	15,173	17,047,021
Aeolus Property Catastrophe MY17 Keystone Fund (a)(c)(e)(i) (Cost: $53,658,039; Original Acquisition Date: 05/04/2017)	53,658	54,321,286

TOTAL PRIVATE FUND UNITS (Cost $233,144,924)		242,178,894

LIMITED LIABILITY PARTNERSHIP (h) - 0.0%
Operating Companies (h) - 0.0%
Point Dume LLP (e)	1	45,695

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $0)		45,695

SHORT-TERM INVESTMENTS - 5.3%
Money Market Fund - 1.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.86% (k)	10,279,375	10,279,375
First American Government Obligations Fund - Class Z - 0.87% (k)	12,790,658	12,790,658
First American Treasury Obligations Fund - Class Z - 0.87% (k)	12,790,658	12,790,658
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.87% (k)	12,790,658	12,790,658
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.90% (k)	12,790,658	12,790,658

		61,442,007

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 4.0%
0.890%, 08/17/2017 (l)	$30,000,000	29,987,878
0.941%, 08/31/2017 (l)	25,000,000	24,980,104
0.983%, 09/07/2017 (l)	20,000,000	19,979,958
1.001%, 09/14/2017 (l)	50,000,000	49,939,347
0.996%, 10/12/2017 (l)	25,000,000	24,946,175
1.035%, 11/30/2017 (l)	50,000,000	49,823,100

		199,656,562
TOTAL SHORT-TERM INVESTMENTS (Cost $261,105,697)		261,098,569

TOTAL INVESTMENTS (Cost $4,622,114,384) - 99.9%		4,945,680,052

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		4,503,766

TOTAL NET ASSETS - 100.0%		$4,950,183,818

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $4,680,759,802. Foreign concentration is as follows: Bermuda: 90.1%, Cayman Islands: 2.8%, Ireland: 1.4%, Supranational 0.3%.
(b)	Variable rate security. The rate shown is as of July 31, 2017.
(c)	Security is restricted as to resale. The Fund’s Adviser has not determined this security to be liquid. The aggregate value of these securities at July 31, 2017 was $3,859,190,707, which represents 78.0% of net assets.
(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $3,312,578,221, which represents 66.9% of net assets.
(f)	Security is restricted to resale to institutional investors. The Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $825,345,081, which represents 16.7% of net assets.
(g)	All or a portion of the security is pledged as collateral for excess mortality swap.
(h)	Rounds to zero.
(i)	Non-income producing security.
(j)	Security’s principal was returned in full so the fair value represents the expected future dividend receipt.
(k)	Rate shown is the 7-day effective yield.
(l)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

OPEN FUTURES CONTRACTS

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, September 2017 Settlement	22	$1,758,680	$(103,672)
Euro Fx, September 2017 Settlement	203	30,096,019	(1,521,823)
Swiss Franc, September 2017 Settlement	80	10,374,000	9,786
U.S. Treasury 5-Year Note, September 2017 Settlement	15	1,772,226	(724)

TOTAL FUTURES CONTRACTS SOLD		$44,000,925	$(1,616,433)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

OPEN EXCESS MORTALITY SWAPS

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATES	TERMINATION DATE	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM PAID	UNREALIZED APPRECIATION
EXCESS MORTALITY SWAP CONTRACTS
Hannover Re (a)	Custom Mortality Index	Sell	1.00%	Jan 15 2021	$100,000,000	$100,000,000	$—	$47,222

TOTAL EXCESS MORTALITY SWAP CONTRACTS								$47,222

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows:

Stone Ridge Reinsurance Risk Premium Interval Fund
Cost of investments	$4,622,114,384

Gross unrealized appreciation	$346,336,256
Gross unrealized depreciation	(22,770,588)

Net unrealized appreciation	$323,565,668

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services - Investment Companies.

Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of certain reinsurance-related event-linked or similar restricted securities (including participation notes, preference shares and private fund units) for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Fund will utilize an independent data delivery vendor to aggregate and provide an average bid price, if applicable, and the independent data delivery vendor will provide this pricing data to the Fund’s administrator. If the independent data delivery vendor cannot obtain independent firm bids for such securities, but there is an independent market maker or two independent brokers who will supply firm bids for such securities, then the Adviser may supply the Fund’s administrator with a contact from whom to obtain such bids, and the Fund’s administrator will contact such independent brokers, and use the bid or average bid, as applicable, as the value of the security. If, with respect to such securities, such independent firm bids are not available, but at least one independent firm or indicative bid is available, then the Adviser Valuation Committee may use that bid (or the average of those bids if more than one) as the value of the security if the Adviser Valuation Committee determines that such value is reasonable; the Adviser Valuation Committee may consider internal and/or independent external models in making that determination.

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than reinsurance-related securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the Valuation Date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the net asset value (“NAV”) has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2017:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
China	$—	$—	$2,938,417	$2,938,417
Global	—	270,373,287	115,389,186	385,762,473
Japan	—	17,584,324	—	17,584,324
United States	—	386,087,840	6,989,934	393,077,774

Total Event-Linked Bonds	—	674,045,451	125,317,537	799,362,988
Participation Notes (1)	—	—	429,885,222	429,885,222
Preference Shares
Global	—	—	2,951,481,536	2,951,481,536
United States	—	—	261,627,148	261,627,148

Total Preference Shares	—	—	3,213,108,684	3,213,108,684
Private Fund Units (1)	—	—	242,178,894	242,178,894
Limited Liability Partnership (1)	—	—	45,695	45,695
Money Market Funds	61,442,007	—	—	61,442,007
U.S. Treasury Bills	—	199,656,562	—	199,656,562

Total Assets	$61,442,007	$873,702,013	$4,010,536,032	$4,945,680,052

Other Financial Instruments*
Unrealized appreciation on futures contracts	$9,786	$—	$—	$9,786
Unrealized depreciation on futures contracts	(1,626,219)	—	—	(1,626,219)
Unrealized appreciation on swap contracts	—	—	47,222	47,222

Total	$(1,616,433)	$—	$47,222	$(1,569,211)

*	Other financial instruments are derivatives, such as futures and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2017:

	EVENT-LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	PRIVATE FUND UNITS	LIMITED LIABILITY PARTNERSHIP	WRITTEN OPTIONS	SWAP CONTRACTS
Beginning Balance - November 1, 2016	$55,804,068	$334,425,980	$2,544,130,229	$104,605,816	$—	$(145,808)	$47,222
Acquisitions	109,321,900	390,730,623	1,117,605,607	212,502,735	—	—	—
Dispositions	(7,407,800)	(265,293,609)	(258,863,571)	(85,693,557)	—	—	—
Realized gains	—	2,346,579	7,827,810	9,530,514	—	950,000	—
Return of capital	(26,626,904)	(34,860,000)	(201,263,535)	—	—	—	—
Change in unrealized appreciation/ (depreciation)	(5,773,727)	2,535,649	3,672,144	1,233,386	45,695	(804,192)	—
Transfers in/(out) of Level 3	—	—	—	—	—	—	—

Ending Balance - July 31, 2017	$125,317,537	$429,885,222	$3,213,108,684	$242,178,894	$45,695	$—	$47,222

As of July 31, 2017, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(5,673,646) for Event-Linked Bonds, $12,738,717 for Participation Notes, $36,842,203 for Preference Shares, $1,233,385 for Private Fund Units, $45,695 for Limited Liability Partnerships, $0 for Written Options, and $0 for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2017:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/2017	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE		WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$93,579,206	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ $	0.0MM-$4.9MM 0.0MM-$8.7MM	$ $	2.0MM 3.7MM
Participation Notes	Financial Services	$266,470,373	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ $	0.0MM-$19.6MM 0.0MM-$26.1MM	$ $	4.3MM 6.3MM
Preference Shares	Financial Services	$2,710,304,053	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ $	0.0MM-$32.7MM 0.0MM-$49.3MM	$ $	6.2MM 9.2MM
Private Fund Units	Financial Services	$242,178,894	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ $	0.0MM-$5.3MM 0.1MM-$15.8MM	$ $	1.8MM 4.5MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $31,738,331 for Event-Linked Bonds, $163,414,849 for Participation Notes, $502,804,631 for Preference Shares, $45,695 for Limited Liability Partnership and $47,222 for Swap Contracts.

Derivative Transactions – The Fund engaged in derivatives for hedging and speculative purposes during the period ended July 31, 2017. The use of derivatives included options, futures and swap contracts.

Futures Contracts — The Fund may purchase and sell futures contracts and has held futures contracts during the period ended July 31, 2017. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended July 31, 2017, was $2,295,062 for long contracts and 54,555,015 for short contracts.

Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund wrote call or put options during the period ended July 31, 2017. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended July 31, 2017, was $25,539.

Transactions in written options during the period ended July 31, 2017 were as follows:

OTC Options	Contracts	Premiums
Outstanding, beginning of period	1	$950,000
Options written	—	—
Options terminated in closing transactions	—	—
Options exercised	—	—
Options expired	(1)	(950,000)

Outstanding, end of period	—	$—

Excess Mortality Swaps – The Fund entered into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. During the period ended, July 31, 2017 the average notional amount of excess mortality swaps was $100,000,000 for contracts in which the Fund sold protection and is collateralized by event-linked bonds.

Consolidated Statement of Assets and Liabilities — Values of Derivatives at July 31, 2017

	ASSET DERIVATIVES

	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION		FAIR VALUE
Futures
Foreign exchange contracts	Net assets - Unrealized appreciation	*	$9,786
Swaps
Excess mortality contracts	Unrealized appreciation on swap contracts	**	47,222

Total			$57,008

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Consolidated Statement of Assets and Liabilities — Values of Derivatives at July 31, 2017

	LIABILITY DERIVATIVES

	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION		FAIR VALUE
Futures
Foreign exchange contracts	Net assets - Unrealized depreciation	*	$1,625,495
Interest rate contracts	Net assets - Unrealized depreciation	*	724

Total			$1,626,219

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust II

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date:	9/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date:	9/28/2017

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date:	9/28/2017

*	Print the name and title of each signing officer under his or her signature.